Document and Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity File Number	001-38493
Entity Registrant Name	AGNT, INC.
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	98-0681092
Entity Address, Address Line One	2219 Rimland Drive, Suite 301
Entity Address, City or Town	Bellingham
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98226
City Area Code	360
Local Phone Number	685-4206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	AGNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001495932
Amendment Flag	false